Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–167.64%(a)
Alabama–2.34%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 6,045	$ 7,126,027
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	306,939
Birmingham (City of), AL Water Works Board;
Series 2011, RB(b)(c)(d)	5.00%	01/01/2021	1,815	1,822,169
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,565	1,893,494
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	1,600	1,031,808
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	2,035	3,025,089
Series 2016 A, RB(d)	5.00%	09/01/2046	3,300	4,905,549
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	1,045	1,176,440
				21,287,515
Alaska–0.65%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	5,730	5,900,869
Arizona–4.68%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB(b)(c)	5.00%	03/01/2021	435	440,155
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,115,794
Arizona (State of) Industrial Development Authority;
Series 2019 A-2, RB	3.63%	05/20/2033	1,382	1,462,820
Series 2020 A, RB(f)	5.00%	12/15/2040	515	570,218
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2039	2,000	1,687,320
Series 2019 A, RB	4.50%	01/01/2049	25	20,284
Series 2019 B, RB	5.13%	01/01/2054	105	85,098
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(f)	5.25%	07/01/2047	1,470	1,511,866
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB(b)(c)(d)	5.00%	07/01/2021	4,095	4,210,438
City of Phoenix Civic Improvement Corp.;
Series 2020, RB(d)	5.00%	07/01/2049	3,815	4,689,970
Series 2020-XM0924, RB(d)	5.00%	07/01/2044	2,535	3,335,578
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,425,468
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,173,926
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(g)	4.00%	07/01/2045	1,750	2,079,210
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	280	310,671
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	630	717,406
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,870	4,041,132
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,955	2,313,527
Series 2017 A, RB(h)	5.00%	07/01/2047	3,135	3,681,431
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	455	473,314
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,505	1,541,045
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,020	1,443,371
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,281,121
				42,611,163
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.29%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	$ 850	$ 1,043,962
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,581,383
				2,625,345
California–16.01%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(d)	5.00%	04/01/2056	3,150	3,766,329
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	3,242,764
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	1,050	978,600
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	353,367
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	118,327
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	2,115	389,350
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	13,950	1,082,241
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,665	4,963,420
Series 2012, GO Bonds	5.00%	04/01/2042	3,430	3,632,850
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	730	771,668
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,300	2,423,510
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,131,240
Series 2020-XM0909, GO Bonds(d)	3.00%	11/01/2050	2,950	3,166,648
Series 2020-XX1123, Ctfs.(d)(j)	4.00%	03/01/2046	3,820	4,595,422
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	1,060	1,188,875
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	626	698,565
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,595	1,885,992
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,885	2,237,797
Series 2018 A, RB(h)	5.00%	12/31/2043	2,550	2,992,017
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(h)	4.00%	07/15/2029	2,120	2,220,212
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	320	336,602
California (State of) Pollution Control Finance Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	1,665	1,774,873
Series 2012, RB(f)(h)	5.00%	07/01/2030	2,025	2,150,368
Series 2012, RB(f)(h)	5.00%	07/01/2037	4,445	4,687,030
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,174,176
Series 2016 A, RB(f)	5.00%	12/01/2041	1,715	1,899,620
Series 2016 A, RB(f)	5.25%	12/01/2056	1,275	1,421,179
California State University; Series 2020-XM0923, RB(d)	5.00%	11/01/2048	2,630	3,330,737
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs.(d)	7.15%	05/15/2044	2,545	3,173,844
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	555	555,827
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(g)(i)	0.00%	01/15/2034	5,235	4,017,444
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,725	1,905,400
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,820,850
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,455	1,501,720
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB	5.00%	07/01/2037	1,000	1,074,120
Series 2012 B, RB(d)	5.00%	07/01/2043	6,500	6,970,015
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	4,220	5,094,468
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,875	4,763,386
Series 2009 B, RB	7.00%	11/01/2034	745	1,190,018
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,550	2,744,233
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	785	858,288
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,800	2,964,528
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(b)(c)(d)	5.00%	08/01/2021	$ 8,460	$ 8,733,850
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB(h)	5.00%	05/01/2025	1,210	1,233,498
Series 2011 F, Ref. RB(h)	5.00%	05/01/2026	2,420	2,466,077
Series 2019 A, Ref. RB(h)	5.00%	05/01/2036	1,485	1,873,922
Series 2019 A, Ref. RB(h)	5.00%	05/01/2039	2,980	3,731,139
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(d)	5.00%	11/01/2021	5,250	5,482,470
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	919,085
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	4,410	1,399,602
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(d)	5.25%	07/01/2029	1,950	2,005,829
University of California;
Series 2018 AZ, Ref. RB(d)	4.00%	05/15/2048	3,075	3,582,191
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,965	3,571,550
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(g)(i)	0.00%	08/01/2025	1,485	1,431,837
Series 2005, GO Bonds (INS - NATL)(g)(i)	0.00%	08/01/2026	1,350	1,271,768
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(g)	5.00%	09/01/2026	2,480	2,977,934
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(i)	0.00%	08/01/2032	4,650	3,869,125
				145,797,797
Colorado–5.01%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	1,565	1,857,545
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	644,300
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,350,056
Colorado (State of) Board of Governors; Series 2012 A, RB(b)(c)(d)	5.00%	03/01/2022	3,500	3,710,070
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,480	1,786,212
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	2,343,272
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(b)(c)	5.63%	06/01/2023	500	566,730
Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	745	960,156
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(d)	5.50%	01/01/2035	3,000	3,381,090
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	419,996
Series 2007 A, RB	5.30%	07/01/2037	445	409,907
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,277,979
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,850	1,857,011
Series 2010, RB	6.00%	01/15/2034	1,500	1,505,070
Series 2010, RB	6.00%	01/15/2041	700	702,366
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	545	579,444
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(d)(j)	5.00%	08/01/2044	1,585	1,909,782
Denver (City & County of), CO;
Series 2011 A, RB(h)	5.25%	11/15/2022	100	104,499
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	2,500	2,731,175
Series 2013 A, RB(h)	5.25%	11/15/2043	3,000	3,284,190
Series 2018 A, Ref. RB(d)(h)	5.25%	12/01/2048	2,230	2,721,024
Series 2018 A-2, RB(i)	0.00%	08/01/2033	2,235	1,583,274
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	800	829,184
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	931,946
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	836,131
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,620	5,731,329
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	917,271
White Buffalo Metropolitan District No. 3; Series 2020, Limited Tax GO Bonds	5.50%	12/01/2050	685	717,531
				45,648,540
Connecticut–0.11%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(h)	5.50%	04/01/2021	1,000	1,014,900
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–1.32%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(g)	5.00%	02/01/2031	$ 235	$ 235,496
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	753,819
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	8,315	8,678,532
Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	2,368,188
				12,036,035
Florida–9.85%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	635	710,451
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,000,070
Broward (County of), FL;
Series 2012 A, RB(b)(c)	5.00%	10/01/2022	4,125	4,487,381
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	3,000	3,420,990
Series 2015 A, RB(h)	5.00%	10/01/2045	1,770	2,018,880
Series 2017, RB(d)(h)(j)	5.00%	10/01/2047	3,285	3,865,427
Series 2019 B, RB(h)	4.00%	09/01/2044	1,060	1,150,948
Cape Coral (City of), FL; Series 2011, Ref. RB(b)(c)	5.00%	10/01/2021	870	904,487
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(f)	6.00%	07/01/2045	315	316,981
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(d)(j)	5.00%	07/01/2049	3,015	3,760,187
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021)(e)(f)(l)	7.75%	05/15/2035	1,650	1,276,687
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,800	2,038,086
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,413,742
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	1,080	1,104,278
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,618,212
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,640	3,178,243
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	190	196,397
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	856,277
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	374,627
Series 2020 A, Ref. RB	5.75%	08/15/2055	740	764,376
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	530	531,691
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(b)(c)	5.00%	11/15/2021	1,895	1,980,976
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,291,711
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	2,580	2,800,203
Series 2012 A, Ref. RB	5.00%	10/01/2028	1,000	1,080,580
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,450	1,566,609
Series 2012 B, Ref. RB	5.00%	10/01/2035	2,295	2,476,993
Series 2012 B, Ref. RB (INS - AGM)(g)	5.00%	10/01/2035	2,450	2,638,552
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	4,149,454
Series 2020 B, RB	4.00%	07/01/2049	2,990	3,535,047
Series 2020 B, RB	4.00%	07/01/2050	1,920	2,266,752
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	4,905	5,744,049
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, Ref. RB (INS - AGM)(g)	5.00%	07/01/2035	720	722,182
Series 2010 A, Ref. RB	5.00%	07/01/2040	5,000	5,014,100
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB	6.00%	08/01/2030	95	95,371
Series 2010, Ref. RB	6.13%	08/01/2042	220	220,792
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(c)(h)(m)	0.90%	11/01/2021	745	745,596
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	3,290	3,859,894
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2048	$ 1,000	$ 385,180
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	570	186,544
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	565	177,546
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	485	146,320
Overoaks Community Development District; Series 2010 A-2, RB(b)(c)	6.13%	12/03/2020	135	135,022
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	635	664,058
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(d)	5.00%	10/01/2031	4,650	4,827,956
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,298,065
Reunion East Community Development District;
Series 2005, RB(e)(n)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	180	181,467
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	965	578,791
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,103,690
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,899,602
				89,761,522
Georgia–3.27%
Atlanta (City of), GA;
Series 1999 A, RB (INS - NATL)(g)	5.50%	11/01/2022	2,050	2,205,431
Series 2015, Ref. RB(d)	5.00%	11/01/2040	10,040	11,917,681
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	4,114,330
Brookhaven Development Authority;
Series 2020, RB(d)(j)	4.00%	07/01/2044	1,435	1,676,711
Series 2020, RB(d)(j)	4.00%	07/01/2049	2,110	2,455,871
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,427,408
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,255	1,504,092
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,740,035
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	455	468,477
Series 2012 A, RB	5.00%	10/01/2032	250	255,665
				29,765,701
Hawaii–2.27%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2034	5,000	5,739,400
Series 2015 A, RB(h)	5.00%	07/01/2041	1,075	1,233,154
Series 2015 A, RB(h)	5.00%	07/01/2045	2,150	2,452,032
Series 2018 A, RB(h)	5.00%	07/01/2043	1,955	2,354,641
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	3,000	3,292,830
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,081,020
Series 2015 A, Ref. RB(d)	5.00%	07/01/2030	3,775	4,497,648
				20,650,725
Idaho–0.28%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	1,027,917
Regents of the University of Idaho; Series 2011, Ref. RB(c)	5.25%	04/01/2021	1,510	1,531,276
				2,559,193
Illinois–18.16%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	990	991,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$ 1,325	$ 1,416,213
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	569,770
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	451,286
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,400	2,531,280
Series 2011, COP	7.13%	05/01/2021	448	448,165
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,060	1,076,154
Series 2012 A, GO Bonds (INS - BAM)(g)	5.00%	01/01/2033	2,485	2,575,777
Series 2012, RB	5.00%	01/01/2042	4,085	4,244,764
Series 2014, RB	5.00%	11/01/2044	1,105	1,235,843
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/01/2031	1,400	1,537,102
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,627,044
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	4,000	4,367,800
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,575	1,717,679
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(h)	5.00%	01/01/2030	4,320	4,502,779
Series 2013, RB	5.75%	01/01/2038	3,150	3,372,673
Series 2015 C, RB(h)	5.00%	01/01/2046	1,075	1,212,815
Series 2015 D, RB	5.00%	01/01/2046	755	861,719
Series 2017 D, RB	5.25%	01/01/2042	1,720	2,050,223
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	805	849,911
Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2032	880	1,079,945
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	962,969
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,344,998
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,627,987
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(d)(j)	5.25%	12/01/2021	6,900	7,248,381
Series 2014, RB	5.00%	12/01/2044	4,735	5,373,609
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(g)	4.00%	01/01/2042	2,735	3,009,785
Illinois (State of);
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,330	1,360,524
Series 2013, GO Bonds (INS - BAM)(g)	5.50%	07/01/2038	3,025	3,223,349
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,731,494
Series 2014, GO Bonds	5.00%	05/01/2035	540	562,820
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,605,250
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,428,025
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	364,587
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,583,745
Series 2017 D, GO Bonds	5.00%	11/01/2024	120	128,608
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	2,067,675
Series 2018 A, GO Bonds	6.00%	05/01/2027	970	1,134,483
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,721,772
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,630	2,704,087
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	782,772
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,319,478
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB(b)(c)	5.00%	03/01/2022	1,000	1,059,367
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	2,022,639
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	460	460,267
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,061,820
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	760	822,312
Series 2019 A, Ref. RB	5.00%	11/01/2040	75	80,053
Series 2019 A, Ref. RB	5.00%	11/01/2049	700	737,527
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(f)	4.75%	08/01/2030	1,060	1,102,442
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,429,985
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB (Acquired 04/01/2016; Cost $39,800)(e)(l)	2.00%	05/15/2055	299	14,925
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	$ 1,000	$ 1,000,260
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,964,490
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)(c)(d)	5.50%	02/15/2021	1,530	1,546,264
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	151,353
Series 2017, Ref. RB	5.25%	02/15/2037	250	243,595
Series 2017, Ref. RB	5.25%	02/15/2047	1,055	975,896
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	4,080	4,417,498
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(g)(i)	0.00%	12/15/2029	3,500	2,795,030
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,541,100
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,641,375
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	1,530	1,719,123
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,395	1,566,418
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	4,625	4,997,775
Series 2014 C, RB(d)	5.00%	01/01/2039	6,240	7,156,781
Series 2015 A, RB(d)	5.00%	01/01/2040	3,000	3,487,440
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM)(g)(k)	4.70%	12/15/2037	1,500	1,125,075
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,995	5,856,670
Peoria (County of), IL; Series 2011, GO Bonds(d)	5.00%	12/15/2041	3,900	3,913,845
Railsplitter Tobacco Settlement Authority; Series 2010, RB(b)(c)	5.50%	06/01/2021	6,030	6,189,674
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	2,865	3,924,248
Series 2002 A, RB (INS - NATL)(g)	6.00%	07/01/2029	1,460	1,978,986
Series 2018 B, RB	5.00%	06/01/2030	615	796,161
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,528,046
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	5,315	6,126,228
				165,441,008
Indiana–2.36%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,625	3,762,242
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	188,756
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(h)	5.00%	07/01/2048	730	777,735
Series 2013, RB(h)	5.00%	07/01/2040	6,405	6,865,968
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,535	1,597,091
Series 2012 A, RB	5.00%	06/01/2039	3,265	3,381,528
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038	2,000	2,224,140
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,565	1,860,644
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	5.88%	01/01/2024	740	791,578
				21,449,682
Iowa–1.54%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,640	1,783,369
Series 2013, RB(f)	5.88%	12/01/2027	1,380	1,424,105
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,600	1,740,032
Series 2019, Ref. RB	3.13%	12/01/2022	495	505,459
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	1,135	1,215,914
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	$ 355	$ 360,311
Series 2005 C, RB	5.50%	06/01/2042	2,490	2,527,250
Series 2005 C, RB	5.63%	06/01/2046	1,740	1,766,030
Series 2005 E, RB(i)	0.00%	06/01/2046	16,030	2,690,155
				14,012,625
Kansas–0.79%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	2,000	2,248,080
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,593,945
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,003,680
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,080	2,352,979
				7,198,684
Kentucky–2.30%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(m)	1.50%	02/01/2025	900	890,532
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	1,410	1,495,206
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,520	2,718,248
Series 2015 A, RB	5.00%	01/01/2045	425	455,311
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,806,416
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,402,552
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,496,232
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,890	2,242,920
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,098,620
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(g)(j)	5.00%	09/01/2044	4,855	6,252,706
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,112,890
				20,971,633
Louisiana–1.87%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2039	1,000	1,183,070
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(f)	3.90%	11/01/2044	1,210	1,216,316
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(c)	5.50%	05/15/2026	2,000	2,547,140
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,610,482
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	845	957,250
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044	940	1,059,117
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	565	680,966
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(c)	4.00%	06/01/2022	1,750	1,817,585
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	860	862,399
Series 2013 A, Ref. RB	5.25%	05/15/2031	1,085	1,116,053
Series 2013 A, Ref. RB	5.25%	05/15/2032	2,065	2,182,003
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,735	1,831,240
				17,063,621
Maryland–0.77%
Baltimore (City of), MD (Water); Series 2020 A, RB	5.00%	07/01/2050	1,005	1,304,641
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	480	525,509
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,130,273
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	$ 2,015	$ 2,216,198
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,196,044
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	685	675,985
				7,048,650
Massachusetts–2.44%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	1,083,490
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	3,420	4,035,018
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,743,942
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2034	275	327,264
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012, RB(b)(c)	5.00%	07/01/2021	1,230	1,264,485
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(b)(c)	6.75%	01/01/2021	275	276,465
Series 2011 I, RB(b)(c)	7.25%	01/01/2021	1,050	1,055,975
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,255	1,577,422
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(h)	4.00%	07/01/2044	1,000	1,105,710
Massachusetts (Commonwealth of) School Building Authority; Series 2011 B, RB(b)(c)(d)	5.00%	10/15/2021	6,450	6,720,513
				22,190,284
Michigan–4.73%
Academy of Warren; Series 2020 A, Ref. RB(f)	5.50%	05/01/2050	250	256,087
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	913,656
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(d)(g)(j)	5.00%	07/01/2043	2,650	2,951,729
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB(b)(c)	5.00%	07/01/2021	750	771,142
Michigan (State of) Building Authority; Series 2020, Ref. VRD RB(p)	0.21%	10/15/2042	500	500,000
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	3,650	4,426,720
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,585	1,704,208
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,708,902
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	2,115	2,490,899
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	1,045	1,298,350
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(g)	5.00%	07/01/2033	2,000	2,286,900
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	901,224
Series 2014 D-2, Ref. RB (INS - AGM)(g)	5.00%	07/01/2028	2,000	2,305,260
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	908,453
Series 2015, Ref. RB	5.00%	07/01/2035	1,610	1,880,963
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	220,693
Series 2020, Ref. RB	5.00%	06/01/2045	620	638,910
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,885	3,342,157
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(d)	5.00%	12/01/2046	4,935	5,887,208
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,267,910
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2033	1,000	1,219,220
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS - NATL)(g)	6.95%	09/01/2022	1,000	1,115,610
Oakland University; Series 2012, RB	5.00%	03/01/2042	3,000	3,125,670
				43,121,871
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	402,983
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	525,505
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,575	1,921,610
				2,850,098
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.23%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(g)	5.00%	01/01/2048	$ 1,715	$ 2,061,413
Missouri–1.21%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,220,296
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	316,688
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,427,690
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,471,202
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(g)(h)	5.00%	03/01/2049	1,270	1,540,764
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	681,430
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	482,042
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	2,898,888
				11,039,000
Nebraska–1.66%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.00%	09/01/2032	5,500	5,907,935
Series 2012, RB(q)	5.00%	09/01/2042	2,000	2,148,340
Series 2017 A, Ref. RB	5.00%	09/01/2034	260	358,184
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,735	3,994,987
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,380	1,555,177
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,104,840
				15,069,463
Nevada–0.35%
Las Vegas Valley Water District; Series 2012 B, GO Bonds	5.00%	06/01/2042	3,000	3,178,140
New Hampshire–0.38%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	2,280	3,442,754
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,388
				3,444,142
New Jersey–5.66%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(g)	5.75%	11/01/2028	1,165	1,468,051
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2030	795	961,386
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS - NATL)(g)	5.90%	03/15/2021	5,620	5,705,930
Series 2005 N-1, Ref. RB (INS - NATL)(d)(g)(j)	5.50%	09/01/2022	4,790	5,176,266
Series 2017 DDD, RB	5.00%	06/15/2032	1,270	1,481,963
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	850	890,961
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2037	1,215	1,349,756
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(m)	1.70%	03/01/2028	500	491,110
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.50%	01/01/2027	1,200	1,351,512
Series 2013, RB(h)	5.00%	01/01/2028	1,000	1,108,480
Series 2013, RB(h)	5.38%	01/01/2043	1,000	1,100,960
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,410	1,619,075
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(g)(i)	0.00%	12/15/2037	$ 2,555	$ 1,685,099
Series 2009 C, RB	5.25%	06/15/2032	1,875	2,107,444
Series 2011 A, RB(b)(c)	5.50%	06/15/2021	2,405	2,473,663
Series 2011 B, RB	5.50%	06/15/2031	1,345	1,377,630
Series 2014, RB	5.00%	06/15/2030	1,570	1,905,305
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	572,785
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,880,954
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2029	2,015	2,341,349
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2030	940	1,087,787
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2031	955	1,101,564
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,285	1,502,371
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	4,300	4,626,972
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	1,090	1,142,810
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,190	3,792,112
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,060	1,279,293
				51,582,588
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	528,570
New York–21.85%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	520	559,281
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,452,898
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(d)(g)	4.00%	02/15/2047	4,195	4,669,245
Long Island (City of), NY Power Authority;
Series 2011 A, RB(b)(c)	5.00%	05/01/2021	1,045	1,066,224
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,705,102
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	2,325	2,440,320
Series 2016 A, Ref. RB	5.25%	11/15/2032	795	958,237
Series 2016 B, Ref. RB	5.00%	11/15/2037	185	204,712
Series 2019 A, RB (INS - AGM)(d)(g)	4.00%	11/15/2046	3,385	3,767,336
Series 2020 A-2, RB	4.00%	02/01/2022	1,485	1,508,641
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.00%	11/15/2041	2,510	2,751,487
Series 2017 C-1, RB	5.00%	11/15/2023	760	813,451
Series 2020 A-1, RB (INS - BAM)(g)	4.00%	11/15/2053	500	563,920
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,990,083
Series 2020 D-3, RB	4.00%	11/15/2050	1,485	1,572,556
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 12/14/2007; Cost $1,500,000)(l)	6.50%	01/01/2032	1,500	900,000
Series 2014 A, RB (Acquired 12/14/2007; Cost $1,727,840)(l)	6.70%	01/01/2049	1,500	900,000
Series 2014 C, RB (Acquired 12/14/2007; Cost $0)(e)(l)	2.00%	01/01/2049	1,082	108,140
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(d)(h)(j)	5.00%	09/15/2028	4,175	5,300,580
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(b)(c)(h)	5.75%	12/31/2020	3,000	3,019,470
Series 2010 8, RB	6.00%	12/01/2036	2,700	2,717,550
Series 2010, RB	5.50%	12/01/2031	850	855,517
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	1,200	1,262,268
Series 2020-XM0925, GO Bonds(d)	5.00%	08/01/2043	2,940	3,730,919
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(d)	5.00%	06/15/2045	7,335	7,835,320
Series 2020 GG-1, RB(d)	5.00%	06/15/2050	5,470	7,077,524
Subseries 2012 A-1, VRD RB(p)	0.03%	06/15/2044	8,860	8,860,000
New York (City of), NY Transitional Finance Authority; Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,565	1,974,827
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB(d)	4.00%	06/15/2040	3,555	4,237,205
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	$ 4,010	$ 4,875,799
New York (State of) Dormitory Authority; Series 2018 E, RB(d)	5.00%	03/15/2045	7,240	9,016,262
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2028	600	796,536
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2029	505	686,093
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB(d)	5.00%	03/15/2030	4,125	4,178,213
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	9,400	10,393,392
Series 2014 C, RB(d)	5.00%	03/15/2040	6,985	7,862,595
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,570	2,001,467
New York (State of) Thruway Authority; Series 2011 A-1, RB(d)	5.00%	04/01/2029	6,855	6,953,918
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(d)	5.00%	12/15/2031	2,400	2,730,096
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2038	1,590	1,918,828
Series 2020 C-1, RB	4.00%	05/01/2039	1,455	1,749,812
Series 2020-XF2864, Ctfs.(d)	4.00%	11/01/2045	4,235	4,923,018
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	8,340	8,645,077
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,360	2,479,746
New York Power Authority; Series 2020-XF0956, Ctfs.(d)	4.00%	11/15/2050	4,640	5,482,438
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(d)	4.00%	01/01/2050	6,835	7,753,761
Series 2020-XX1127, Ctfs. (INS - AGM)(d)(g)(j)	4.00%	01/01/2050	3,300	3,810,708
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2021	3,020	3,051,317
Series 2020, Ref. RB(h)	5.25%	08/01/2031	830	906,177
Series 2020, Ref. RB(h)	5.38%	08/01/2036	1,205	1,322,463
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	2,140	2,159,217
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,690	1,698,535
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	305	352,611
Series 2018, RB(h)	5.00%	01/01/2033	2,670	3,058,084
Series 2018, RB(h)	5.00%	01/01/2034	2,180	2,489,124
Series 2018, RB(h)	4.00%	01/01/2036	1,910	2,056,230
Series 2018, RB(h)	5.00%	01/01/2036	565	641,224
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(h)	5.00%	10/01/2040	2,535	2,952,033
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	4,100	4,475,273
Series 2016 A, RB(h)	5.25%	01/01/2050	2,250	2,471,355
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,216,116
Triborough Bridge & Tunnel Authority; Series 1992 Y, RB(b)	6.13%	01/01/2021	395	396,924
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,765,437
				199,072,692
North Carolina–2.93%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	3,015	3,212,603
North Carolina (State of) Turnpike Authority;
Series 2011, RB(d)	5.00%	07/01/2036	1,875	1,927,294
Series 2011, RB(d)	5.00%	07/01/2041	3,320	3,412,595
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	12,175	14,904,027
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	2,095	3,267,635
				26,724,154
North Dakota–0.63%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,745	3,062,432
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,707,030
				5,769,462
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–7.43%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	$ 1,075	$ 1,263,845
Allen (County of), OH (Catholic Healthcare Partners); Series 2012 A, Ref. RB(b)(c)	5.00%	05/01/2022	500	533,645
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,966,169
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	3,933,375
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	785,295
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	600	714,204
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,025	4,550,786
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	13,355	15,019,300
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	10,895	1,623,573
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,410	1,518,782
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	1,060	1,104,637
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,529,277
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(b)(c)(d)	5.00%	11/15/2021	4,810	5,030,587
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	1,295	1,442,203
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(b)(c)	5.25%	06/01/2022	3,250	3,493,717
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,885	2,017,327
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	3,125	3,736,812
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(b)(c)	6.25%	06/01/2021	960	988,752
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB(b)(c)	5.75%	11/15/2021	2,000	2,105,000
Series 2018 A, Ref. RB	5.25%	11/15/2048	2,125	2,451,591
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(f)	6.00%	04/01/2038	1,810	815,731
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(h)	5.00%	12/31/2039	1,020	1,162,718
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(h)	2.60%	10/01/2029	1,000	1,040,170
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(h)	4.25%	01/15/2038	745	817,801
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2008 B4, Ref. VRD RB(p)	0.02%	01/01/2043	1,000	1,000,000
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.25%	02/15/2033	3,000	3,265,020
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	2,120	2,780,232
				67,690,549
Oklahoma–2.47%
Edmond Public Works Authority;
Series 2017, RB(d)	5.00%	07/01/2042	3,450	4,208,621
Series 2017, RB(d)	5.00%	07/01/2047	3,375	4,071,296
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(g)(i)	0.00%	02/01/2031	1,000	843,830
Series 2002, RB (INS - AGM)(g)(i)	0.00%	02/01/2034	3,970	3,063,450
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	6,360	7,516,057
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $2,306,091)(e)(l)	5.00%	08/01/2052	2,470	963,300
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,595	1,815,270
				22,481,824
Oregon–0.67%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	676,980
University of Oregon; Series 2020, RB(d)(j)	5.00%	04/01/2050	4,240	5,403,838
				6,080,818
Pennsylvania–3.37%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	1,172,869
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,255,262
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,079,420
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(i)	0.00%	10/01/2036	$ 850	$ 483,998
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	789,307
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	1,260	1,405,580
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,858,299
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,816,861
Subseries 2010 B-2, RB(b)(c)	5.75%	12/01/2020	3,600	3,600,000
Subseries 2010 B-2, RB(b)(c)	6.00%	12/01/2020	2,200	2,200,000
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	2,500	2,626,975
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,576,360
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,685,375
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	3,690	4,325,750
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(f)	5.00%	06/15/2040	190	217,446
Series 2020, Ref. RB(f)	5.00%	06/15/2050	360	406,336
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,224,296
				30,724,134
Puerto Rico–4.49%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,370	4,484,363
Series 2002, RB	5.63%	05/15/2043	1,890	1,900,017
Series 2005 A, RB(i)	0.00%	05/15/2050	7,500	1,140,525
Series 2005 B, RB(i)	0.00%	05/15/2055	3,240	278,672
Series 2008 A, RB(i)	0.00%	05/15/2057	19,060	1,224,986
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	505	519,403
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2044	1,915	1,943,725
Series 2012 A, RB	5.00%	07/01/2033	225	233,438
Series 2012 A, RB	5.13%	07/01/2037	2,010	2,087,887
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	570	605,340
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	930	988,795
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	3,045	3,237,444
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	105	107,330
Series 2005 L, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	350	370,744
Series 2007 CC, Ref. RB (INS - AGM)(g)	5.25%	07/01/2033	1,570	1,848,958
Series 2007 N, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	975	1,035,450
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2034	1,525	1,804,090
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2036	1,350	1,601,721
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	2,560	2,633,011
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	570	500,061
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,890	1,574,937
Series 2018 A-1, RB(i)	0.00%	07/01/2033	2,685	1,895,395
Series 2018 A-1, RB(i)	0.00%	07/01/2051	5,300	1,149,941
Series 2018 A-1, RB	4.75%	07/01/2053	1,730	1,879,524
Series 2018 A-1, RB	5.00%	07/01/2058	3,975	4,384,306
Series 2019 A-2, RB	4.33%	07/01/2040	1,385	1,480,510
				40,910,573
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,127,500
South Carolina–1.28%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS - AGC)(g)	5.75%	01/01/2034	1,590	1,630,609
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	$ 1,000	$ 1,013,100
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	2,000	2,264,180
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	4,080	4,977,232
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,510	1,732,272
				11,617,393
South Dakota–0.49%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,339,603
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,114,208
				4,453,811
Tennessee–0.59%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	2,200	2,667,126
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB(b)(c)	5.25%	11/01/2021	525	549,292
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,114,470
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	830	1,016,185
				5,347,073
Texas–16.43%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	2,400	2,589,096
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	900	1,126,125
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,460,197
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 A, RB(h)	5.00%	11/01/2030	2,250	2,415,330
Fort Bend (County of), TX Grand Parkway Toll Road Authority; Series 2012, RB	5.00%	03/01/2042	1,500	1,582,800
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB(b)(c)(d)	5.00%	11/01/2021	1,695	1,769,563
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(g)(h)	5.13%	07/01/2032	1,365	1,374,118
Series 2011 D, RB(b)(c)(d)	5.00%	11/15/2021	11,000	11,504,460
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	625	686,881
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	3,355	3,469,305
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,690	1,813,624
Lower Colorado River Authority;
Series 2012-A, Ref. RB(b)(c)	5.00%	05/15/2022	10	10,676
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,019,360
Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,996,958
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,273,850
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	3,925	4,168,585
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	283,335
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,860,215
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	803,061
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	1,042,231
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	3,545	3,823,176
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	678,006
Series 2017, Ref. RB	5.00%	01/01/2047	790	847,773
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	3,175	3,208,782
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	886,030
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(g)(i)	0.00%	01/01/2028	4,100	3,738,011
Series 2011 A, RB(b)(c)(d)(j)	5.50%	09/01/2021	4,470	4,646,431
Series 2015 B, Ref. RB(d)(j)	5.00%	01/01/2040	12,520	13,448,483
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX; Series 2013, RB(b)(c)	5.00%	02/01/2023	$ 3,310	$ 3,648,315
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(g)	5.00%	10/01/2032	485	486,693
Series 2011, RB (INS - AGM)(g)	5.00%	10/01/2037	525	526,922
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	4,385	5,176,186
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	3,071,088
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	2,141,119
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB(e)	5.63%	11/15/2027	1,000	650,000
Series 2007, RB(e)	5.75%	11/16/2037	695	451,750
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	270	215,317
Series 2017 A, RB	6.38%	02/15/2048	2,460	1,983,572
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	111,886
Series 2020, Ref. RB	6.75%	11/15/2051	105	111,399
Series 2020, Ref. RB	6.88%	11/15/2055	105	111,968
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,358,956
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,584,532
Series 2019, RB(i)	0.00%	08/01/2044	3,500	1,273,265
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,505	3,792,095
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	4,405	2,381,519
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	1,490	768,736
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,560	7,395,219
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	350	421,148
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,550	6,512,703
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	3,085	3,318,133
Series 2012, RB	5.00%	12/15/2029	3,975	4,265,016
Series 2012, RB	5.00%	12/15/2031	4,515	4,828,070
Series 2012, RB	5.00%	12/15/2032	1,495	1,595,374
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,450	1,593,289
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,850	2,125,484
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	3,025	3,579,906
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	690	697,217
				149,703,339
Utah–1.24%
Salt Lake (City of), UT;
Series 2017 A, RB(d)(h)	5.00%	07/01/2047	3,430	4,074,154
Series 2018 A, RB(h)	5.00%	07/01/2048	1,560	1,866,805
Series 2018 A, RB(h)	5.25%	07/01/2048	2,085	2,539,447
Utah (County of), UT; Series 2016 B, RB(d)	4.00%	05/15/2047	2,575	2,772,477
				11,252,883
Virgin Islands–0.24%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	725	725,109
Series 2010 A, RB	5.00%	10/01/2029	1,485	1,485,074
				2,210,183
Virginia–2.27%
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	415	391,005
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(h)	5.00%	01/01/2040	$ 470	$ 487,249
Series 2019, RB(h)	5.00%	01/01/2044	2,510	2,597,900
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	1,120	1,194,233
Series 2012, RB(h)	5.50%	01/01/2042	4,490	4,700,087
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(h)	5.00%	07/01/2034	4,005	4,163,398
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,480	1,693,460
Series 2017, RB(h)	5.00%	12/31/2052	3,100	3,541,068
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,675	1,942,129
				20,710,529
Washington–6.10%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS - NATL)(g)(i)	0.00%	02/01/2025	9,850	9,204,825
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(h)	5.50%	07/01/2026	975	1,002,066
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,965	2,396,475
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.25%	01/01/2038	1,680	1,890,941
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,825	4,546,471
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	3,780	4,044,675
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(g)(i)	0.00%	12/01/2029	2,120	1,906,707
Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	2,380	3,015,650
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds(b)(d)	5.00%	06/01/2033	2,050	2,098,155
Series 2011 C, GO Bonds(b)(d)	5.00%	06/01/2041	585	598,742
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,490	1,704,590
Series 2018, RB(d)(j)	5.00%	07/01/2048	5,310	6,047,612
Series 2018, RB	5.00%	07/01/2048	1,060	1,188,122
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(d)(j)	5.00%	08/01/2044	4,600	5,542,586
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)(c)(d)	5.00%	02/01/2021	3,630	3,658,205
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(b)(c)	6.25%	05/15/2021	1,325	1,361,822
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,033,330
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	550	570,009
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	455	470,411
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,315,845
				55,597,239
West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	1,060	1,134,317
Wisconsin–3.65%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(f)	6.75%	08/01/2031	1,155	952,806
Series 2017, RB(f)	6.75%	12/01/2042	2,695	2,353,894
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)	5.00%	03/01/2046	4,745	5,428,565
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	790	848,334
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(b)	5.50%	12/15/2020	1,500	1,502,925
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(h)	5.38%	11/01/2021	600	602,466
Series 2007 B, RB(h)	5.75%	11/01/2037	535	537,215
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2055	$ 8,040	$ 2,208,347
Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2060	31,055	6,763,779
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,125,520
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(b)(c)	5.00%	08/15/2022	1,600	1,729,616
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	530	545,508
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	835	674,463
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,405,712
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,377,855
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,211,354
				33,268,359
Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(d)(g)	5.00%	01/01/2047	2,790	3,307,768
TOTAL INVESTMENTS IN SECURITIES(r)–167.64% (Cost $1,418,957,037)					1,527,095,377
FLOATING RATE NOTE OBLIGATIONS–(27.44)%
Notes with interest and fee rates ranging from 0.52% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/05/2056(s)					(249,955,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.35)%					(367,581,246)
OTHER ASSETS LESS LIABILITIES–0.15%					1,371,738
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$910,930,869
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $4,496,612, which represented less than 1% of the Trust’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $53,331,988, which represented 5.85% of the Trust’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $53,462,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at period end was $4,163,052, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(q)	Security subject to crossover refunding.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $396,355,891 are held by TOB Trusts and serve as collateral for the $249,955,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,526,516,584	$578,793	$1,527,095,377
Other Investments - Assets
Investments Matured	—	1,086,656	—	1,086,656
Total Investments	$—	$1,527,603,240	$578,793	$1,528,182,033
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Municipal Opportunity Trust